RESERVES	12 Months Ended
Dec. 31, 2021
RESERVES
RESERVES

18      RESERVES

The amounts of the Group’s reserves and the movements therein for the current and prior years are presented in the consolidated statement of changes in equity of the financial statements.

As approved in the 2021 Annual General Meeting, the Company made up for the accumulated losses with the surplus reserve of RMB4,230 million in 2021.